ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES

The Company has $7,500,000 authorized share capital which divided into (i) 14,800,000,000 Class A ordinary shares with a par value of $0.0005 each and (ii) 200,000,000 Class B ordinary shares with par value of $0.0005 each. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote for shareholders’ approval or authorization, except for certain class consents required under the Memorandum and Articles of Association. Each Class A ordinary share shall be entitled to one vote, and each Class B ordinary share shall be entitled to fifteen votes, on all matters subject to the vote at general meetings of the Company. During the year ended December 31, 2022, 102,447,910 outstanding Class B ordinary shares were converted to 102,447,910 Class A ordinary shares.

The Company completed the follow-on offering in September 2021, and issued an aggregate of 12,650,000 ADSs, representing 12,650,000 Class A ordinary shares for total proceeds, net of issuance costs of $3,972,416. The Company’s shareholders approved as a special resolution to increase the voting power of each Class B ordinary share from three votes to fifteen votes on all matters subject to vote at general meetings of the Company in February 2022.